REVENUE FROM CONTRACTS WITH CUSTOMERS - Revenue by Major Category and Reportable Segment (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	SFr 3,018.0	SFr 3,035.2	SFr 3,035.2
Fixed
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,484.8	1,499.1	1,519.6
Fixed | Subscription
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,281.2	1,316.5	1,350.3
Fixed | Non-Subscription And Hardware
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	203.6	182.6	169.3
Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,385.0	1,388.5	1,374.3
Mobile | Subscription
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,099.7	1,107.6	1,095.4
Mobile | Non-Subscription And Hardware
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	285.3	280.9	278.9
Product and Service Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	148.2	147.6	141.3
Residential customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,173.1	2,247.1	2,275.5
Residential customers | Unadjusted Difference
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		2,247.2
Residential customers | Fixed
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,001.8	1,061.7	1,088.3
Residential customers | Fixed | Subscription
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	987.8	1,043.1	1,079.6
Residential customers | Fixed | Non-Subscription And Hardware
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14.0	18.6	8.7
Residential customers | Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,041.1	1,052.3	1,053.5
Residential customers | Mobile | Subscription
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	833.5	852.9	854.8
Residential customers | Mobile | Non-Subscription And Hardware
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	207.6	199.4	198.7
Residential customers | Product and Service Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	130.2	133.2	133.7
Business customers & Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	830.3	776.6	752.3
Business customers & Wholesale | Unadjusted Difference
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		776.5
Business customers & Wholesale | Fixed
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	483.0	437.4	430.6
Business customers & Wholesale | Fixed | Subscription
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	293.4	273.4	270.0
Business customers & Wholesale | Fixed | Non-Subscription And Hardware
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	189.6	164.0	160.6
Business customers & Wholesale | Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	343.9	336.2	320.8
Business customers & Wholesale | Mobile | Subscription
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	266.2	254.7	240.6
Business customers & Wholesale | Mobile | Non-Subscription And Hardware
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	77.7	81.5	80.2
Business customers & Wholesale | Product and Service Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3.4	2.9	0.9
Infrastructure & Support functions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14.6	11.5	7.4
Infrastructure & Support functions | Fixed
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0.0	0.0	0.7
Infrastructure & Support functions | Fixed | Subscription
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0.0	0.0	0.7
Infrastructure & Support functions | Fixed | Non-Subscription And Hardware
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0.0	0.0	0.0
Infrastructure & Support functions | Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0.0	0.0	0.0
Infrastructure & Support functions | Mobile | Subscription
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0.0	0.0	0.0
Infrastructure & Support functions | Mobile | Non-Subscription And Hardware
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0.0	0.0	0.0
Infrastructure & Support functions | Product and Service Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	SFr 14.6	SFr 11.5	SFr 6.7